Restructuring and related expenses (Tables)	12 Months Ended
Dec. 31, 2022
OS Program
Restructuring cumulative costs incurred to date per operating segment
-
Cumulative costs
Costs incurred in incurred up to
($ in millions) 2020 December 31, 2020
Electrification 35 85
Motion

18 25
Process Automation 37 61
Robotics & Discrete Automation 10 18
Corporate and Other

49 114
Total 149 303

Schedule of restructuring expenses, net of changes in estimates
Cumulative costs
Costs incurred in incurred up to
($ in millions) 2020 December 31, 2020
Employee severance

costs
109 255
Estimated contract settlement,

loss order and other

costs
17 18
Inventory and long-lived asset

impairments
23 30
Total 149 303

Schedule of allocation of restructuring and related expenses, net of changes in estimates	($ in millions) 2020 Total cost of sales 38 Selling, general and administrative expenses 37 Non-order related research and development expenses 4 Other income (expense), net 70 Total 149
Schedule of liabilities associated with restructuring program
Contract
settlement,
Employee loss order
($ in millions) severance costs

and other costs
Total
Liability at January 1, 2018 — — —
Expenses

65 — 65
Liability at December

31, 2018
65 — 65
Expenses

111 1 112
Cash payments

(44) (1) (45)
Change in estimates (30) — (30)
Exchange rate differences

(3) — (3)
Liability at December

31, 2019
99 — 99
Expenses

119 17 136
Cash payments

(91) (15) (106)
Change in estimates (10) — (10)
Exchange rate differences

4 — 4
Liability at December

31, 2020
121 2 123
Expenses, net of change

in estimates
2 2 4
Cash payments

(65) (3) (68)
Exchange rate differences

(6) — (6)
Liability at December

31, 2021
52 1 53
Expenses, net of change

in estimates
(7) 1 (6)
Cash payments

(22) (1) (23)
Exchange rate differences

(3) — (3)
Liability at December

31, 2022
20 1 21

Other restructuring-related activities
Schedule of restructuring expenses, net of changes in estimates	($ in millions) 2022 2021 2020 Employee severance costs 81 101 164 Estimated contract settlement, loss order and other costs 209 31 18 Inventory and long-lived asset impairments 7 24 12 Total 297 156 194
Schedule of allocation of restructuring and related expenses, net of changes in estimates
($ in millions) 2022 2021 2020
Total

cost of sales

24 71 95
Selling, general and administrative

expenses

40 21 50
Non-order related research

and development expenses

2 2 10
Other income (expense),

net

231 62 39
Total 297 156 194